Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			$ 961
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		522,192	521,007
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			961
Allowance for credit loss	$ (519,002)	$ (522,192)	$ (521,007)